Segment Information: Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia:
Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia
	2011	2010
USA	2,253,571	2,294,066
CIS	1,762,393	1,587,515
Romania	228,564	228,636
Bulgaria	48,545	51,750
Germany	43,132	45,919
Lithuania	8,672	8,863
Turkey	5,686	6,609
Switzerland/Liechtenstein	95	472
Other	11,847	4,325